Cash And Cash Equivalents (Tables)	12 Months Ended
Mar. 31, 2012
Schedule Of Cash And Cash Equivalents

Cash and cash equivalents at March 31, 2011 and 2012 comprised the following:

	2011	2012
	Millions of yen
Cash	¥875,463	¥672,018
Commercial Paper and certificates of deposit, commercial paper and marketable securities purchased under agreements to resell	199,977	210,972
Time deposits, certificates of deposit and other	359,718	137,153

Total	¥1,435,158	¥1,020,143